Parametric

TABS 10-to-20 Year Laddered Municipal Bond Fund

October 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Obligations — 95.2%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.5%
Vermont Bond Bank, (Vermont State Colleges System), 3.00%, 10/1/36	$460	$508,263

		$508,263

Education — 7.3%
Arizona State University, 4.00%, 7/1/40	$500	$588,010
Los Ranchos de Albuquerque, NM, (Albuquerque Academy), 4.00%, 9/1/40	250	284,708
University of Florida, 4.00%, 7/1/31	215	264,413
University of Michigan:
4.00%, 4/1/38	60	71,402
4.00%, 4/1/40	250	296,260

		$1,504,793

Electric Utilities — 0.3%
Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 4.00%, 12/1/35	$50	$55,622

		$55,622

Escrowed/Prerefunded — 0.3%
Tucson, AZ, Water System Revenue, Prerefunded to 7/1/25, 5.00%, 7/1/32	$60	$69,888

		$69,888

General Obligations — 17.7%
California, 4.00%, 9/1/32	$225	$257,999
Colonial School District, PA, 5.00%, 2/15/36	100	116,165
Connecticut, 4.00%, 6/1/33	350	420,753
Illinois, 5.50%, 5/1/39	700	869,029
La Canada Unified School District, CA, (Election of 2017), 4.00%, 8/1/40	140	164,273
Lakeland, FL:
5.00%, 10/1/29	100	114,742
5.00%, 10/1/31	100	114,706
Lewis and Thurston Counties Centralia School District No. 401, WA, 5.00%, 12/1/37	145	174,696
Los Angeles Community College District, CA, (Election of 2008), 4.00%, 8/1/33	125	143,490
Mississippi Development Bank, (Rankin County School District), 4.00%, 6/1/38	160	182,910
Monterey Peninsula Community College District, CA, 4.00%, 8/1/33	100	112,236
Rio Grande City Grulla Independent School District, TX, (PSF Guaranteed):
4.00%, 8/15/33	250	308,790
4.00%, 8/15/34	250	307,590
Rowland Unified School District, CA, (Election of 2012), 0.00%, 8/1/34	400	244,628
Williamson County, TX, 4.00%, 2/15/30	100	110,879

		$3,642,886

Hospital — 19.0%
Allegheny County Hospital Development Authority, PA, (Allegheny Health Network Obligated Group), 5.00%, 4/1/31	$250	$305,365

Security	Principal Amount (000’s omitted)	Value
Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.):
4.00%, 4/1/34	$250	$295,547
4.00%, 4/1/39	500	582,960
Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System), 4.00%, 8/1/35	500	586,160
Illinois Finance Authority, (Riverside Health System), 4.00%, 11/15/32	250	278,302
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/31	50	56,706
New York City Health and Hospitals Corp., NY:
5.00%, 2/15/37	325	418,051
5.00%, 2/15/38	345	442,780
New York Dormitory Authority, (Catholic Health System Obligated Group), 4.00%, 7/1/39	250	270,910
Pima County Industrial Development Authority, AZ, (Tucson Medical Center), 5.00%, 4/1/33	150	195,502
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 4.00%, 1/1/36	150	166,370
Tampa, FL, (H. Lee Moffitt Cancer Center):
4.00%, 7/1/38	150	174,023
5.00%, 7/1/35	100	126,710

		$3,899,386

Housing — 0.5%
Vermont Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.85%, 11/1/33	$97	$106,385

		$106,385

Insured-Education — 1.2%
Patterson Joint Unified School District, CA, (Election 2018), (BAM), 5.00%, 8/1/29	$200	$237,576

		$237,576

Insured-General Obligations — 1.5%
Grossmont Union High School District, CA, (Election of 2008):
(AGM), 0.00%, 8/1/33	$100	$63,622
(AGM), 0.00%, 8/1/35	100	57,428
Yonkers, NY, (BAM), Series 2019A, 5.00%, 5/1/31	150	190,143

		$311,193

Insured-Special Tax Revenue — 1.5%
Vineyard Redevelopment Agency, UT:
(AGM), 4.00%, 5/1/33	$150	$178,689
(AGM), 4.00%, 5/1/35	115	136,094

		$314,783

Insured-Transportation — 2.1%
New Orleans Aviation Board, LA:
(AGM), 5.00%, 1/1/32	$100	$121,602
(AGM), 5.00%, 1/1/33	100	121,375
(AGM), 5.00%, 1/1/34	150	181,781

		$424,758

Lease Revenue/Certificates of Participation — 3.9%
Lake Houston Redevelopment Authority, TX:
3.00%, 9/1/34	$190	$201,875
4.00%, 9/1/33	150	176,374

Security	Principal Amount (000’s omitted)	Value
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/33	$150	$165,926
Palo Alto, CA, (California Avenue Parking Garage):
5.00%, 11/1/37	100	124,822
5.00%, 11/1/38	115	143,292

		$812,289

Other Revenue — 2.8%
Fort Myers, FL, Capital Improvement Revenue:
5.00%, 12/1/30	$100	$117,207
5.00%, 12/1/36	250	291,150
Wisconsin, Environmental Improvement Fund Revenue:
5.00%, 6/1/34	50	57,790
5.00%, 6/1/35	100	115,466

		$581,613

Senior Living/Life Care — 11.3%
Baltimore County, MD, (Riderwood Village, Inc.), 4.00%, 1/1/32	$350	$408,271
Colorado Health Facilities Authority, (Covenant Living Communities and Services), 4.00%, 12/1/40	500	573,805
Maryland Health and Higher Educational Facilities Authority, (Broadmead):
5.00%, 7/1/31	150	173,949
5.00%, 7/1/32	220	254,866
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/31	100	113,596
Orange County Health Facilities Authority, FL, (Presbyterian Retirement Communities), 5.00%, 8/1/35	150	170,547
West Cornwall Township Municipal Authority, PA, (Lebanon Valley Brethren Home):
4.00%, 11/15/31	200	232,790
4.00%, 11/15/36	220	253,218
4.00%, 11/15/41	125	142,540

		$2,323,582

Special Tax Revenue — 3.1%
Baltimore, MD, Special Tax Obligation, 5.00%, 6/15/29	$50	$54,767
Queen Creek, AZ, Excise Tax and State Shared Revenue, 4.00%, 8/1/37	480	574,978

		$629,745

Transportation — 17.0%
Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), 0.95%, (SIFMA + 0.90%), 5/1/23 (Put Date), 4/1/47(1)	$150	$151,094
Central Texas Regional Mobility Authority:
4.00%, 1/1/35	250	289,815
4.00%, 1/1/36	200	231,224
Chicago, IL, (O’Hare International Airport):
4.00%, 1/1/36	500	577,650
5.00%, 1/1/37	250	297,012
Pennsylvania Turnpike Commission, 5.00%, 12/1/34	500	643,420
Port Authority of New York and New Jersey, 4.00%, 7/15/38	500	589,595
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/36	200	244,456

Security	Principal Amount (000’s omitted)	Value
Texas Transportation Commission, (Central Texas Turnpike System):
0.00%, 8/1/35	$300	$190,884
0.00%, 8/1/38	500	270,190

		$3,485,340

Water and Sewer — 3.2%
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/30	$50	$57,707
San Diego Public Facilities Financing Authority, CA, Water Revenue, 4.00%, 8/1/40	500	593,685

		$651,392

Total Tax-Exempt Municipal Obligations — 95.2% (identified cost $18,501,292)		$19,559,494

Short-Term Investments — 3.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.09%(2)	630,606	$630,606

Total Short-Term Investments (identified cost $630,606)		$630,606

Total Investments — 98.3% (identified cost $19,131,898)		$20,190,100

Other Assets, Less Liabilities — 1.7%		$358,017

Net Assets — 100.0%		$20,548,117

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At October 31, 2021, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	11.2%
Texas	10.2%
Others, representing less than 10% individually	73.8%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2021, 6.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.1% to 4.3% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at October 31, 2021.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2021.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

BAM	-	Build America Mutual Assurance Co.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

PSF	-	Permanent School Fund

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

The Fund did not have any open derivative instruments at October 31, 2021.

At October 31, 2021, the value of the Fund’s investment in affiliated funds was $630,606, which represents 3.1% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended October 31, 2021 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$1,767,705	$9,191,013	$(10,328,127)	$15	$—	$630,606	$864	630,606

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$—	$19,559,494	$—	$19,559,494
Short-Term Investments	—	630,606	—	630,606
Total Investments	$—	$20,190,100	$—	$20,190,100

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.